DISAGGREGATION OF REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE

NOTE 16 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the three months ended:

Country	September 30, 2024	September 30, 2023
Croatia	$107	14,159
Cyprus	16,519	72,754
Bulgaria	25,507	-
Greece	12,247,597	12,544,643
USA	-	210
Ireland	-	1,417
UK	121,318	190,614
Total	$12,411,048	$12,823,797

The following table presents our revenue disaggregated by country for the nine months ended:

Country	September 30, 2024	September 30, 2023
Croatia	$19,370	14,159
Cyprus	89,064	141,402
Bulgaria	43,849	-
Greece	39,385,730	36,041,012
USA	-	504
Ireland	-	1,417
UK	664,225	1,338,509
Total	$40,202,238	$37,537,003

NOTE 18 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the years ended:

Country	2023	2022
Croatia	$26,985	$38,596
Cyprus	180,404	92,685
Bulgaria	210,033	-
Ireland	1,636	-
Greece	50,526,307	49,812,839
United States	504	-
Cayman Islands	12,632	-
UK	2,418,373	403,532
Total	$53,376,874	$50,347,652